Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000001519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.93%	0.87%	2.22%
C000001516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.68%)	(0.19%)	1.58%
C000001524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.37%)	(0.08%)	1.34%
C000001527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.26%	1.00%	2.00%
C000001531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.35%	0.52%	1.89%
C000001528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(1.22%)	(0.55%)	1.24%
C000001536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.14%)	0.22%	1.89%
C000001539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	4.33%	1.28%	2.53%
C000001543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.77%	0.95%	2.16%
C000001540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.78%)	(0.11%)	1.52%
C000023361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.70%)	(1.49%)	1.64%
C000023364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	3.86%	(0.44%)	2.29%
Without Sales Load [Member] | C000137687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.91%	(0.14%)		1.37%
Without Sales Load [Member] | C000001516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.64%	0.67%			2.02%
Without Sales Load [Member] | C000001524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.96%	0.78%		1.78%
Without Sales Load [Member] | C000137688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.22%	0.00%			1.13%
Without Sales Load [Member] | C000137689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.39%	(0.46%)		1.03%
Without Sales Load [Member] | C000001528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.14%	0.31%	1.68%
Without Sales Load [Member] | C000001536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.20%	1.08%			2.33%
Without Sales Load [Member] | C000137690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.28%	0.25%	1.68%
Without Sales Load [Member] | C000137691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.74%	(0.06%)		1.30%
Without Sales Load [Member] | C000001540 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.57%	0.75%		1.95%
Without Sales Load [Member] | C000023361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	3.62%	(0.63%)		2.08%
Without Sales Load [Member] | C000137692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.82%	(1.42%)		1.43%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.85%	1.62%	2.51%
Lipper California Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper California Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.84%	1.03%		2.13%
S And P Municipal Bond California Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond California Index
Average Annual Return, Percent	4.67%	1.45%	2.40%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	4.26%	0.87%		1.69%
S And P Municipal Bond Connecticut Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Connecticut Index
Average Annual Return, Percent	5.26%	1.87%	2.48%
Lipper Massachusetts Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Massachusetts Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.73%	0.58%		1.51%
S And P Municipal Bond Massachusetts Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Massachusetts Index
Average Annual Return, Percent	5.03%	1.37%	2.20%
S And P Municipal Bond New Jersey Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New Jersey Index
Average Annual Return, Percent	5.19%	2.01%	3.19%
Lipper New Jersey Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New Jersey Municipal Debt Funds Classification Average
Average Annual Return, Percent	4.30%	1.26%		2.35%
Lipper New York Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper New York Municipal Debt Funds Classification Average
Average Annual Return, Percent	3.56%	1.02%		2.07%
S And P Municipal Bond New York Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond New York Index
Average Annual Return, Percent	4.57%	1.55%	2.32%
S And P Municipal Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Yield Index
Average Annual Return, Percent	3.73%	2.24%	4.13%